Employee benefits (Details Narrative) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2006	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Base Contributions [Member]
Disclosure of defined benefit plans [line items]
Monthly salary contribution	2.50%
Employee contributions	200.00%
Contribution plan amount		$ 16,800	$ 11,600	$ 10,300
Extraordinary Contributions [Member]
Disclosure of defined benefit plans [line items]
Annual bonus contribution	15.00%
Employee contributions	300.00%